Assets Held for Sale and Liabilities Associated to Assets Held for Sale (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations [Line Items]
Dividends receivable	R$ 2,525,049	R$ 2,012,146
Operations in Africa
Discontinued Operations [Line Items]
Held-for-sale assets	5,359,973		R$ 4,675,216	R$ 5,403,903
Cash, cash equivalents and cash investments	106,269		156,128	241,982
Accounts receivable	158,149		123,109	143,152
Dividends receivable	2,525,049		2,012,146	2,008,556
Available-for-sale financial asset	2,073,918		1,965,972	2,047,379
Other assets			123,865	120,277
Other assets	263,545		178,405
Deferred Income Tax			54,540	460
Investments	23,717		42,217	33,859
Property, plant and equipment	153,058		149,176	383,359
Intangible assets	56,268		48,063	157,163
Goodwill				267,716
Liabilities directly associated to assets held for sale	636,966		354,127	544,865
Borrowings and financing	185		260	550
Trade payables	60,637		34,407	80,477
Provisions for pension plans	295		366	465
Other liabilities	575,849		319,094	463,373
Non-controlling interests	275,854		293,457	790,996
Total assets held for sale and liabilities associated to assets held for sale	4,447,153		4,027,632	R$ 4,068,042
Total held-for-sale assets - Company	3,958,398		3,553,581
Operations in Africa | Scenario, Previously Reported
Discontinued Operations [Line Items]
Non-controlling interests			293,456
Total assets held for sale and liabilities associated to assets held for sale			4,027,633
Intra Group | Operations in Africa
Discontinued Operations [Line Items]
Intragroup eliminations	(488,755)		(474,051)
Africa [Member] | Operations in Africa
Discontinued Operations [Line Items]
Investments	R$ 3,958,398		R$ 3,553,581